DIREXION MONTHLY EMERGING MARKETS BULL 2X FUND (DXELX)

A SERIES OF THE DIREXION FUNDS

Supplement dated April 28, 2014 to the
Summary Prospectus, Prospectus and Statement of Additional Information ("SAI")
dated December 27, 2013, as last supplemented February 12, 2014

Effective immediately, for the Direxion Monthly Emerging Markets Bull 2X Fund (the "Fund") the following paragraph has been added under the section "Principal Investment Risks - Emerging Markets Risk" in the Fund's Summary Prospectus and "Risks - Emerging Markets Risk" in the statutory section of the Fund's Prospectus.
As the result of recent events involving the Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and a Russian bank. The United States and other nations or international organizations may impose additional economic sanctions or take other actions that may adversely affect Russian-related issuers including economic sanctions against companies in various sectors of the Russian economy, including, but not limited to, the financial services, energy, metals and mining, engineering, and defense and defense-related materials sectors. These sanctions, if imposed, could impair the Fund's ability to meet its investment objective. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in Russian companies, prohibiting the Fund from buying, selling or otherwise transacting in these investments.
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For more information, please contact the Fund at (800) 851-0511.